Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
12.	Long-term debt

	December 31, 2014	December 31, 2013

Revolving credit facility	$299,061	$148,647
3.84% Notes	150,000	150,000
6.40% Notes	12,500	25,000
5.44% Notes	20,000	40,000
Unamortized gain on settlement of interest rate swaps	1,828	107
Adjustments to long term debt resulting from interest rate swaps	27	(5,196)
Capital leases maturing at various dates through 2018	4,228	2,555
Other long-term debt maturing at various dates up to 2018	5,704	11,681
	493,348	372,794
Less: current portion	36,396	44,785
Long-term debt - non-current	$456,952	$328,009

The Company has an amended and restated credit agreement with a syndicate of banks to provide a $500,000 committed revolving credit facility.  The revolving credit facility has a five-year term ending March 1, 2017 and bears interest at 1.25% to 3.00% over floating reference rates, depending on certain leverage ratios.  The weighted average interest rate for 2014 was 1.6% (2013 - 2.0%).  The revolving credit facility had $155,583 of available un-drawn credit as at December 31, 2014 ($166,349 was un-drawn at December 31, 2013).  As of December 31, 2014, letters of credit in the amount of $7,856 were outstanding ($7,770 as at December 31, 2013).  The revolving credit facility requires a commitment fee of 0.25% to 0.60% of the unused portion, depending on certain leverage ratios.

On January 16, 2013, the Company completed a private placement for $150,000 of senior secured notes with a fixed interest rate of 3.84% (the “3.84% Notes”).  The 3.84% Notes were placed directly with two US based institutional investors.  The 3.84% Notes have a twelve year term extending to January 16, 2025 with five annual principal repayments beginning on January 16, 2021.

The Company has outstanding $12,500 of 6.40% fixed-rate senior secured notes (the “6.40% Notes”).  The 6.40% Notes have a final maturity of September 30, 2015 with four equal annual principal repayments which began on September 30, 2012.  The Company also has outstanding $20,000 of 5.44% fixed-rate senior secured notes (the “5.44% Notes”).  The 5.44% Notes have a final maturity of April 1, 2015 with five equal annual principal repayments of $20,000 which began on April 1, 2011.

The Company has indemnified the holders of the 3.84% Notes, the 6.40% Notes and the 5.44% Notes (collectively, the “Notes”) from all withholding tax that is or may become applicable to any payments made by the Company on the Notes.  The Company believes this exposure is not material as of December 31, 2014.

The revolving credit facility and the Notes rank equally in terms of seniority.  The Company has granted these lenders collateral including the following: an interest in all of the assets of the Company including the Company’s shares of its subsidiaries; an assignment of material contracts; and an assignment of the Company’s “call” rights with respect to shares of the subsidiaries held by non-controlling interests.

The covenants of the revolving credit facility and the Notes agreements require the Company to maintain certain ratios including leverage, interest coverage and net worth.  The Company is prohibited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company’s long-term debt for the year ended December 31, 2014 was 3.0% (2013 - 4.5%).  The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2015	$36,396
2016	3,716
2017	300,661
2018	566
2019 and thereafter	152,009